CAPITAL LEASE OBLIGATIONS (Schedule of Capital Lease Obligation) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Capital Leased Assets [Line Items]
Capital lease	$ 5,153,518
Less - lease payments	(845,226)
Total capital lease obligation	4,308,292
Less - current portion of capital lease obligation	(1,447,793)
Capital lease obligation, net of current portion	2,860,499
Term			2 years
Lay flat hose [Member] | Capital Lease Obligation [Member]
Capital Leased Assets [Line Items]
Capital lease	3,244,976
Interest rate	30.50%
Monthly payments	150,769
Term	24 months
Flowback, evaporation, and generator equipment [Member] | Capital Lease Obligation [Member]
Capital Leased Assets [Line Items]
Capital lease	1,908,542
Interest rate	15.50%
Monthly payments	$ 52,485
Term	36 months